Investments (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Investments [Line Items]
Rail investments accounted for on an equity basis	67	61
Other investments	25	22
Total investments	92	83